Earnings per share (“EPS”) (Details 1) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share (“EPS”)
Weighted average common shares	135,283,813	136,419,395	133,186,441
Effect of share-based compensation	1,817,821	2,729,074	1,588,233
Weighted average number of common shares	137,101,634	139,148,469	134,774,674